American Century Investments®
Quarterly Portfolio Holdings
VP Disciplined Core Value Fund
March 31, 2022

VP Disciplined Core Value - Schedule of Investments
MARCH 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Aerospace and Defense — 1.9%
Boeing Co.(1)	17,356	3,323,674
General Dynamics Corp.	7,594	1,831,521
Huntington Ingalls Industries, Inc.	16,703	3,331,246
		8,486,441
Air Freight and Logistics — 0.9%
FedEx Corp.	17,604	4,073,390
Auto Components — 0.2%
BorgWarner, Inc.	18,067	702,806
Banks — 8.3%
Bank of America Corp.	170,231	7,016,922
Bank of Nova Scotia	17,956	1,286,932
Canadian Imperial Bank of Commerce	25,309	3,072,144
Comerica, Inc.	25,479	2,304,066
JPMorgan Chase & Co.	56,136	7,652,459
KeyCorp	115,412	2,582,920
Popular, Inc.	23,674	1,935,113
Regions Financial Corp.	79,673	1,773,521
Royal Bank of Canada	28,807	3,171,616
Synovus Financial Corp.	32,829	1,608,621
Wells Fargo & Co.	82,910	4,017,819
		36,422,133
Biotechnology — 3.5%
AbbVie, Inc.	55,097	8,931,775
Amgen, Inc.	8,551	2,067,803
Biogen, Inc.(1)	8,553	1,801,262
Exelixis, Inc.(1)	65,306	1,480,487
Regeneron Pharmaceuticals, Inc.(1)	1,584	1,106,297
		15,387,624
Building Products — 0.5%
Builders FirstSource, Inc.(1)	8,570	553,108
Owens Corning	16,448	1,504,992
		2,058,100
Capital Markets — 2.9%
Affiliated Managers Group, Inc.	15,481	2,182,047
Cboe Global Markets, Inc.	6,760	773,479
Janus Henderson Group PLC	27,735	971,280
Jefferies Financial Group, Inc.	53,806	1,767,527
Morgan Stanley	34,607	3,024,652
Virtu Financial, Inc., Class A	102,652	3,820,707
		12,539,692
Chemicals — 1.8%
CF Industries Holdings, Inc.	26,743	2,756,133
Eastman Chemical Co.	10,533	1,180,328
Mosaic Co.	16,046	1,067,059
Olin Corp.	40,717	2,128,685
Tronox Holdings PLC, Class A	39,002	771,850
		7,904,055
Commercial Services and Supplies — 0.9%
Waste Management, Inc.	24,402	3,867,717

Communications Equipment — 0.5%
Juniper Networks, Inc.	29,492	1,095,923
Lumentum Holdings, Inc.(1)	12,608	1,230,541
		2,326,464
Construction and Engineering — 1.7%
Dycom Industries, Inc.(1)	9,419	897,254
EMCOR Group, Inc.	22,485	2,532,486
MasTec, Inc.(1)	21,355	1,860,020
Quanta Services, Inc.	17,000	2,237,370
		7,527,130
Containers and Packaging — 0.3%
WestRock Co.	29,579	1,391,100
Distributors — 0.2%
LKQ Corp.	19,145	869,374
Diversified Consumer Services — 0.2%
H&R Block, Inc.	40,889	1,064,750
Diversified Financial Services — 3.2%
Berkshire Hathaway, Inc., Class B(1)	39,619	13,981,941
Diversified Telecommunication Services — 1.0%
Lumen Technologies, Inc.	326,705	3,681,965
TELUS Corp.	25,734	672,687
		4,354,652
Electric Utilities — 0.3%
NRG Energy, Inc.	37,949	1,455,724
Electrical Equipment — 0.8%
Acuity Brands, Inc.	6,842	1,295,190
Atkore, Inc.(1)	12,665	1,246,743
GrafTech International Ltd.	79,566	765,425
		3,307,358
Entertainment — 0.3%
Nintendo Co. Ltd.	2,600	1,312,381
Equity Real Estate Investment Trusts (REITs) — 1.8%
Host Hotels & Resorts, Inc.	96,518	1,875,345
Prologis, Inc.	19,313	3,118,663
Weyerhaeuser Co.	77,298	2,929,594
		7,923,602
Food and Staples Retailing — 4.2%
Albertsons Cos., Inc., Class A	85,108	2,829,841
Costco Wholesale Corp.	6,106	3,516,140
Kroger Co.	105,778	6,068,484
Sprouts Farmers Market, Inc.(1)	74,340	2,377,393
Walmart, Inc.	24,755	3,686,515
		18,478,373
Food Products — 3.5%
Archer-Daniels-Midland Co.	104,426	9,425,491
Ingredion, Inc.	18,393	1,602,950
Tyson Foods, Inc., Class A	46,057	4,128,089
		15,156,530
Health Care Equipment and Supplies — 1.7%
Abbott Laboratories	30,869	3,653,655
Hologic, Inc.(1)	48,077	3,693,275
		7,346,930
Health Care Providers and Services — 9.6%
AMN Healthcare Services, Inc.(1)	12,648	1,319,566
Anthem, Inc.	10,751	5,281,106

Centene Corp.(1)	36,870	3,104,085
Cigna Corp.	13,579	3,253,664
CVS Health Corp.	51,307	5,192,781
Henry Schein, Inc.(1)	29,947	2,611,079
Humana, Inc.	3,586	1,560,520
Laboratory Corp. of America Holdings(1)	3,175	837,120
McKesson Corp.	32,732	10,020,247
Quest Diagnostics, Inc.	14,667	2,007,326
UnitedHealth Group, Inc.	13,082	6,671,428
		41,858,922
Hotels, Restaurants and Leisure — 0.9%
Boyd Gaming Corp.	30,869	2,030,563
Choice Hotels International, Inc.	11,935	1,691,905
		3,722,468
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	51,344	1,193,748
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	7,836	1,524,729
Insurance — 3.2%
Aflac, Inc.	13,748	885,234
Allstate Corp.	21,805	3,020,210
Everest Re Group Ltd.	12,236	3,687,686
Marsh & McLennan Cos., Inc.	6,528	1,112,502
Progressive Corp.	47,386	5,401,530
		14,107,162
Interactive Media and Services — 2.0%
Alphabet, Inc., Class A(1)	1,351	3,757,604
Alphabet, Inc., Class C(1)	1,312	3,664,403
Ziff Davis, Inc.(1)	14,611	1,414,052
		8,836,059
IT Services — 3.2%
Accenture PLC, Class A	8,491	2,863,420
Akamai Technologies, Inc.(1)	19,433	2,320,106
Amdocs Ltd.	16,037	1,318,402
Cognizant Technology Solutions Corp., Class A	67,035	6,011,028
Fidelity National Information Services, Inc.	13,862	1,392,022
		13,904,978
Life Sciences Tools and Services — 0.6%
PerkinElmer, Inc.	15,463	2,697,675
Machinery — 3.4%
AGCO Corp.	44,678	6,524,328
CNH Industrial NV	121,966	1,934,381
Cummins, Inc.	10,856	2,226,674
Oshkosh Corp.	21,515	2,165,485
Snap-on, Inc.	9,880	2,030,142
		14,881,010
Media — 1.2%
Comcast Corp., Class A	48,385	2,265,386
Interpublic Group of Cos., Inc.	35,375	1,254,044
Omnicom Group, Inc.	18,438	1,565,017
		5,084,447
Metals and Mining — 2.7%
Alcoa Corp.	28,488	2,564,775
Cleveland-Cliffs, Inc.(1)	47,242	1,521,665
Freeport-McMoRan, Inc.	31,796	1,581,533

Nucor Corp.	24,144	3,589,006
Royal Gold, Inc.	7,773	1,098,169
Steel Dynamics, Inc.	16,335	1,362,829
		11,717,977
Multi-Utilities — 1.8%
Brookfield Infrastructure Partners LP	115,801	7,669,500
Multiline Retail — 1.3%
Dillard's, Inc., Class A	5,251	1,409,316
Target Corp.	19,121	4,057,859
		5,467,175
Oil, Gas and Consumable Fuels — 9.1%
Antero Midstream Corp.	117,558	1,277,855
APA Corp.	87,976	3,636,048
Cheniere Energy, Inc.	16,342	2,265,818
Chevron Corp.	49,073	7,990,557
CNX Resources Corp.(1)	47,308	980,222
Devon Energy Corp.	51,542	3,047,679
Diamondback Energy, Inc.	16,276	2,231,114
Enviva, Inc.	20,022	1,584,741
EQT Corp.	47,089	1,620,333
Equinor ASA, ADR	32,863	1,232,691
Exxon Mobil Corp.	49,314	4,072,843
MPLX LP	59,079	1,960,241
Ovintiv, Inc.	64,305	3,476,971
Phillips 66	12,477	1,077,888
Targa Resources Corp.	41,123	3,103,553
		39,558,554
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	17,407	1,081,323
Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	55,136	4,026,582
Jazz Pharmaceuticals PLC(1)	15,864	2,469,549
Johnson & Johnson	42,114	7,463,864
Merck & Co., Inc.	33,756	2,769,680
Organon & Co.	22,990	803,041
Pfizer, Inc.	74,276	3,845,268
Roche Holding AG	7,440	2,943,723
		24,321,707
Professional Services — 2.7%
CACI International, Inc., Class A(1)	19,688	5,931,207
Jacobs Engineering Group, Inc.	19,365	2,668,691
KBR, Inc.	49,036	2,683,740
Science Applications International Corp.	7,572	697,911
		11,981,549
Real Estate Management and Development — 0.6%
CBRE Group, Inc., Class A(1)	14,905	1,364,106
Jones Lang LaSalle, Inc.(1)	5,298	1,268,659
		2,632,765
Road and Rail — 1.8%
ArcBest Corp.	8,423	678,051
Knight-Swift Transportation Holdings, Inc.	13,933	703,059
Ryder System, Inc.	27,441	2,176,895
Schneider National, Inc., Class B	34,276	874,038
Union Pacific Corp.	12,236	3,342,998
		7,775,041

Semiconductors and Semiconductor Equipment — 2.3%
Cirrus Logic, Inc.(1)	20,708	1,755,831
GLOBALFOUNDRIES, Inc.(1)	9,621	600,543
Intel Corp.	24,210	1,199,848
NXP Semiconductors NV	10,851	2,008,303
Qorvo, Inc.(1)	8,586	1,065,523
Synaptics, Inc.(1)	3,947	787,426
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	24,411	2,545,091
		9,962,565
Software — 1.7%
Microsoft Corp.	6,795	2,094,967
Oracle Corp. (New York)	33,741	2,791,393
Palo Alto Networks, Inc.(1)	1,442	897,659
Teradata Corp.(1)	12,873	634,510
VMware, Inc., Class A	10,163	1,157,261
		7,575,790
Specialty Retail — 1.3%
AutoNation, Inc.(1)	26,662	2,655,002
Dick's Sporting Goods, Inc.	16,422	1,642,529
Penske Automotive Group, Inc.	16,852	1,579,369
		5,876,900
Technology Hardware, Storage and Peripherals — 1.8%
Apple, Inc.	17,146	2,993,863
Dell Technologies, Inc., Class C(1)	41,669	2,091,367
Hewlett Packard Enterprise Co.	153,844	2,570,733
		7,655,963
Textiles, Apparel and Luxury Goods — 0.2%
Hanesbrands, Inc.	66,171	985,286
Wireless Telecommunication Services — 0.3%
Vodafone Group PLC, ADR	78,049	1,297,174
TOTAL COMMON STOCKS (Cost $382,361,037)		431,308,734
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,279,598	1,279,597
Repurchase Agreements — 0.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.125% - 3.625%, 2/15/43 - 8/15/43, valued at $372,409), in a joint trading account at 0.26%, dated 3/31/22, due 4/1/22 (Delivery value $365,041)		365,038
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 5/15/44, valued at $3,723,027), at 0.25%, dated 3/31/22, due 4/1/22 (Delivery value $3,650,025)		3,650,000
		4,015,038
TOTAL SHORT-TERM INVESTMENTS (Cost $5,294,635)		5,294,635
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $387,655,672)		436,603,369
OTHER ASSETS AND LIABILITIES — 0.1%		349,920
TOTAL NET ASSETS — 100.0%		$436,953,289

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	419,521,938	11,786,796	—
Short-Term Investments	1,279,597	4,015,038	—
	420,801,535	15,801,834	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.